Property and Equipment	9 Months Ended
Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

5.	Property and Equipment

Property and equipment are stated at cost and are being depreciated using the straight-line basis over the assets’ estimated useful lives. Depreciation expense was $393, $607, $421, and $508 for the fiscal years 2012 and 2013 and the nine months ended September 30, 2013 and September 30, 2014, respectively.

Property and equipment consist of the following:

	December 31,		September 30,
	2012	2013	2014
			(unaudited)
Machinery and equipment	$282	$298	$305
Computer equipment	260	273	273
Office furniture and equipment	307	353	356
Leasehold improvements	63	63	67
Vendor tooling	634	671	694
Software	185	450	461
Demo equipment	285	669	695
Field equipment	—	205	431
	2,016	2,982	3,282
Less accumulated depreciation and amortization	(938)	(1,545)	(2,053)
Property and equipment, net	$1,078	$1,437	$1,229